Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36206
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	BIT Mining Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	428 South Seiberling Street
Entity Address, City or Town	Akron
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44306
Entity Address, Country	US
Entity Central Index Key	0001517496
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Auditor Name	MaloneBailey, LLP
Auditor Firm ID	206
Auditor Location	Houston, Texas
Business Contact
Entity Information
Contact Personnel Name	Qiang Yuan
City Area Code	346
Local Phone Number	204-8537
Entity Address, Address Line One	428 South Seiberling Street
Entity Address, City or Town	Akron
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44306
Entity Address, Country	US
Class A Ordinary shares
Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.00005 per share
Entity Common Stock, Shares Outstanding	1,063,813,210
Class B Ordinary shares
Entity Information
Entity Common Stock, Shares Outstanding	99
ADS
Entity Information
Title of 12(b) Security	American Depositary Shares, each representing hundred (100) Class A ordinary shares
Trading Symbol	BTCM
Security Exchange Name	NYSE